Summary of Significant Accounting Policies - Divestitures/Held for Sale (Details) $ in Millions	Mar. 21, 2021 USD ($)
Global Enterprise Solutions | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business, consideration to be received	$ 450